INVESTMENTS IN EQUITY ACCOUNTED INVESTEES - Acquired Revenue Contracts and Associated with Deferred Tax Impacts (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Aug. 15, 2022
Statement of financial position [abstract]
Current assets	$ 2,633	$ 1,362
Non-current assets	29,985	30,125
Current liabilities	3,221	2,058
Non-current liabilities	13,584	13,640
Goodwill	4,551	4,557
PGI
Statement of financial position [abstract]
Current assets			$ 635
Non-current assets	$ 12,342	$ 12,578	6,660
Current liabilities			1,162
Non-current liabilities			2,850
Allocated to PGI assets and liabilities			3,283
Goodwill			900
Pembina's cost of investment in PGI			4,183
PGI | Previously reported
Statement of financial position [abstract]
Current assets			641
Non-current assets			6,641
Current liabilities			1,164
Non-current liabilities			2,834
Allocated to PGI assets and liabilities			3,284
Goodwill			899
Pembina's cost of investment in PGI			4,183
PGI | Adjustments
Statement of financial position [abstract]
Current assets			(6)
Non-current assets			19
Current liabilities			(2)
Non-current liabilities			16
Allocated to PGI assets and liabilities			(1)
Goodwill			1
Pembina's cost of investment in PGI			$ 0